UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported) February 12, 2015

STRUCTURED ASSET MORTGAGE INVESTMENTS INC.
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-01133
Central Index Key Number of securitizer: 0000882253

Ian Sterling
(212) 648-0364
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as an Exhibit to this Form ABS-15G. Please see Item 2, Exhibit 99.1 for the related information.

Item 2.	Exhibits

99.1	Disclosures required by Rule 15Ga-1.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  February 9, 2015

STRUCTURED ASSET MORTGAGE INVESTMENTS INC. (Securitizer)

By:	/s/ John Costango
Name: John Costango
Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-1.